Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Related Parties

Related parties

Related Parties	Relationship
Mr. Geng Xiaogang	Founder, chief executive officer of the Company
Ms. Jia Xiaohua	Immediate family members of Founder and the management of the Group
Winpass Logistics (HK) Co., Limited	100% controlled by Ms. Jia Xiaohua
Cargo Link Logistics HK Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited
Shenzhen Feijia Supply Chain Management Co., Ltd	43% shares owned by JYD YCKJ’s 48% interest minor shareholder
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd	40% owned by Supervisor of JYD SXGYL
Xi’an Rochester Electronic Technology Co., Ltd	50% owned by Supervisor of JYD SXGYL
Shenzhen Zhongshun Jiean Estate Management Co., Ltd	90% owned by previous management of JYD NJWL
LD Global Logistics Inc	10% owned by JYD US
HYTX Logistics LLC	Owns 49% of HYTX Warehouse Inc. before March 2025
Shenzhen Oranda Global Logistics Co., Ltd	80% shares owned by Oranda’s 49% interest minor shareholder
HYTX Warehouse No. 3 LLC	20% owned by JYD US
HYTX Warehouse No. 10 LLC	49% owned by JYD US
JPEC Enterprises, Inc.	Owns 45% of LabelBridge Logistics LLC
Bin Li	Supervisor of JYD SXGYL
Hongkong Boyatong Supply Chain Management	A shareholder which holds 9.10% equity interests of the Company
Key management and their immediate family members	The Group’s key management and their immediate family members

Schedule of Accounts Receivable from a Related Party

As of December 31, 2024 and 2025, accounts receivable from related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of December 31, 2025
		RMB	RMB	US$
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd	International trading	173,382	-	-
The other logistics service customers	Logistic services	76,543	-	-
Total accounts receivable - related parties, net		249,925	-	-

As of December 31, 2024 and 2025, other receivable from related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of December 31, 2025
		RMB	RMB	US$
Cargo Link Logistics HK Company Limited (“Cargo Link”)	Deposit for logistic services	11,547,932	11,267,167	1,603,000
HYTX Warehouse No. 3 LLC (“No. 3 LLC”)	Rent deposit	-	988,707	140,665
Winpass Logistics (HK) Co., Limited (“Winpass”)	Deposit and prepayment for logistic services	8,725,488	59,612	8,481
		20,273,420	12,315,486	1,752,146

As of December 31, 2024 and 2025, prepaid expenses from a related party consisted of the following:

Name	Nature	As of December 31, 2024	As of December 31, 2025
		RMB	RMB	US$
Hongkong Boyatong Supply Chain Management	Logistic services	-	6,426,947	914,373
Winpass Logistics (HK) Co., Limited (“Winpass”)	Logistic services	3,227,663	-	-
Cargo Link Logistics HK Company Limited (“Cargo Link”)	Logistic services	3,468,341	-	-
		6,696,004	6,426,947	914,373

As of December 31, 2024 and 2025, loans receivable from related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of December 31, 2025
		RMB	RMB	US$
HYTX Warehouse NO.10 LLC (“No. 10 LLC”)	Loan to a related party	-	854,732	121,604
HYTX Warehouse No. 3 LLC (“No. 3 LLC)”	Loan to a related party	-	230,971	32,861
		-	1,085,703	154,465

As of December 31, 2024 and 2025, accounts payable to related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of December 31, 2025
		RMB	RMB	US$
Cargo Link Logistics HK Company Limited (“Cargo Link”)	Logistic services	86,129	7,111,019	1,011,697
The other logistics service providers	Logistic services	156,605	1,068,263	151,984
		242,734	8,179,282	1,163,681

As of December 31, 2024 and 2025, loan payable to a related party consisted of the following:

Name	Nature	As of December 31, 2024	As of December 31, 2025
		RMB	RMB	US$
JPEC Enterprises, Inc. (“JPEC”)	Loan	-	158,148	22,500
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”)	Loan	1,500,000	-	-
Key management and their immediate family members	Loan	733,700	29,999	4,268
		2,233,700	188,147	26,768

As of December 31, 2024 and 2025, other payable to related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of December 31, 2025
		RMB	RMB	US$
Cargo Link Logistics HK Company Limited (“Cargo Link”)	Payment for logistics service(a)	624,125	629,456	89,554
The other logistics service providers	Payment for logistics service / Interest payable	165,435	-	-
		789,560	629,456	89,554

As of December 31, 2024 and as of December 31, 2025, loans payable to shareholders consisted of the following:

Name	Nature	As of December 31, 2024	As of December 31, 2025
		RMB	RMB	US$
Huang Jianhong	Loan	658,000	-	-
Jia Xiaohua	Loan	1,000,000	-	-
Wang Qing	Loan	300,000	-	-
Yi Yu	Loan	5,697,800	-	-
Peng ZhongLiang	Loan	1,000,000	-	-
		8,655,800	-	-

As of December 31, 2024 and 2025, other payable to shareholders consisted of the following:

Name	Nature	As of December 31, 2024	As of December 31, 2025
		RMB	RMB	US$
Geng Xiaogang	Dividend	6,225,000	6,225,000	885,642
Jia Xiaohua	Dividend	712,500	712,500	101,369
		6,937,500	6,937,500	987,011

For the years ended December 31, 2023, 2024 and 2025, the Group had the following material related party transactions:

		For the years ended December 31,
Related Parties	Nature	2023	2024	2025
		RMB	RMB	RMB	US$
Winpass Logistics (HK) Co., Limited	Purchase of logistic services	549,714	416,482	312,448	44,453
Cargo Link Logistics HK Company Limited	Purchase of logistic services	62,063,334	50,581,355	60,497,759	8,607,125
HYTX Warehouse No. 10 LLC	Purchase of logistic services	-	-	1,537,924	218,803
The other logistics service providers	Purchase of logistic services	-	1,005,698	1,211,649	172,383
Shenzhen Feijia Supply Chain Management Co., Ltd	Provided logistic services	196,575	-	-	-
Shenzhen Oranda Global Logistics Co., Ltd	Provided logistic services	-	1,139,001	-	-
LD Global Logistics Inc	Provided logistic services	-	355,927	2,138,150	304,198
The other logistics service customers	Provided logistic services	-	349,786	-	-
Shenzhen Feijia Supply Chain Management Co., Ltd	Purchase of equipment	108,407	-	-	-
Shenzhen Feijia Supply Chain Management Co., Ltd	Penalty for early termination of lease	835,527	-	-	-
Hongkong Boyatong Supply Chain Management	Purchase of products and other services	-	-	176,400,632	25,096,835
Hongkong Boyatong Supply Chain Management	Sales of products and other services	-	-	5,413,282	770,157
The other logistics service customers	Sales of products and other services	4,749	885,180	491,170	69,880
Shenzhen Zhongshun Jiean Estate Management Co., Ltd	Rent of offices and warehouses	14,469,603	-	-	-
Key management and their immediate family members	Interest expenses of loans	30,000	780,985	-	-
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd	Interest expenses of loans	24,643	99,693	-	-